Investment Manager                                  Semi-Annual Report
   Legg Mason Fund Adviser, Inc.                    September 30, 2000
   Baltimore, MD

Investment Adviser
   Legg Mason Trust, fsb                                Legg Mason
   Baltimore, MD                                         Tax-Free
                                                       Income Fund
Board of Trustees
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr., President
   Nelson A. Diaz
   Richard G. Gilmore                               Maryland Tax-Free
   Arnold L. Lehman
   Dr. Jill E. McGovern                           Pennsylvania Tax-Free
   G. Peter O'Brien
   T. A. Rodgers                                         Tax-Free
   Edward A. Taber, III                             Intermediate-Term

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services                     Primary Class
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA
                                                          [LEGG
Counsel                                                   MASON
   Kirkpatrick & Lockhart LLP                             FUNDS
   Washington, D.C.                                       LOGO]
                                                  The Art of Investing/SM/
Independent Accountants
   PricewaterhouseCoopers LLP
   Baltimore, MD


   This report is not to be distributed unless preceded or accompanied by a prospectus.


     Legg Mason Wood Walker, Incorporated
   ---------------------------------------
               100 Light Street
   P.O. Box 1476, Baltimore, MD 21203-1476
               410 . 539 . 0000


[RECYCLED LOGO] Printed on Recycled Paper



LMF-030
11/00

To Our Shareholders,

  We are pleased to provide you with Legg Mason Tax-Free Income Fund's semi-annual report for the six months ended September 30, 2000. This report includes financial information for the Primary Class of the three series of the Fund:
Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate.

 The following table summarizes key statistics for each Fund, as of September 30, 2000:

                                                 Average        Net Asset Value
                                SEC Yield*   Weighted Maturity     Per Share
                                ----------   -----------------  ---------------
      Maryland Tax-Free           4.37%         14.96 Years          $15.52
      Pennsylvania Tax-Free       4.35%         14.08 Years           15.66
      Tax-Free Intermediate       4.02%          7.09 Years           15.20

  Each of the Funds seeks a high level of current income exempt from federal income tax. The Maryland and Pennsylvania Tax-Free Funds also seek income which is exempt from state and local income taxes in each respective state. The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's, or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                                 Maryland    Pennsylvania      Tax-Free
                                 Tax-Free      Tax-Free      Intermediate
                                 --------    ------------    ------------
      Aaa                          43.9%         72.1%           54.2%
      Aa                           33.9          19.8            30.6
      A                            14.2           4.7            12.0
      Baa                           3.9            --             2.0
      Short-term securities         4.1           3.4             1.2

  For the twelve months ended September 30, 2000, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were +5.40%, +5.43% and +4.83%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  Normally, the weighted average maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's weighted average maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that,



----------
*SEC yields reported are for the 30 days ended September 30, 2000. If no fees had been waived by the Adviser, the 30-day SECyields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.11%, 4.11% and 3.64%, respectively.

in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.



                                  Sincerely,


                                  /s/ John F. Curley
                                  ------------------
                                  John F. Curley, Jr.
                                  Chairman
October 25, 2000

   Statement of Net Assets
   Legg Mason Tax-Free Income Fund
   September 30, 2000 (Unaudited)
   (Amounts in Thousands)

   Maryland Tax-Free Income Trust

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 94.5%

   Maryland -- 94.5%
   Annapolis (City of), Economic Development
    Revenue (St. John's College Facility)
      Series 1998                                         5.500%         10/1/18  $  1,000  $    941
      Series 1998                                         5.500%         10/1/23       870       794

   Anne Arundel County (Baltimore Gas & Electric
    Project), PCR Refunding                               6.000%          4/1/24     4,500     4,538

   Anne Arundel County, Consolidated Water and
    Sewer, GO                                             5.000%          9/1/16     1,000       959

   Anne Arundel County, Maryland GO                       6.500%         5/15/06     1,000     1,094

   Baltimore County, Consolidated Public
    Improvement
      GO                                                  4.750%          7/1/18     3,150     2,858
      GO (Pre-refunded 7/1/02)                            6.125%          7/1/09     2,000     2,093/A/

   Baltimore County, Nursing Home (Stella Maris),
    Series A (Pre-refunded 3/1/01)                        7.250%          3/1/11       890       917/A/

   Baltimore, Maryland Consolidated Public
    Improvement, Series D Refunding
    (AMBAC insured)                                       6.000%        10/15/06     1,140     1,220

   Baltimore, Maryland Revenue Refunding
    Waste Water Project
      Series A (FGIC insured)                             5.000%          7/1/22     1,550     1,437
      Series A (FGIC insured)                             5.500%          7/1/26     1,000       984

   Carroll County, Consolidated Public
    Improvement, GO                                       5.375%         11/1/25     1,000       976

   Charles County, GO (Pre-refunded 6/1/01)               6.600%          6/1/06     1,000     1,034/A/

   Community Development Administration,
    Maryland Department of Housing and
    Community Development, Residential
    Revenue Bonds
      Series H AMT                                        6.000%          9/1/17     3,000     3,050
      Series D AMT                                        5.375%          9/1/24     2,000     1,873

   Frederick County, GO, Series 1990
    (Pre-refunded 8/1/03)                                 6.625%          8/1/20       250       268/A/

   Frederick County, Public Facility 1991 GO
    (Pre-refunded 5/1/01)                                 6.500%          5/1/07       650       671/A/

   Harford County, GO (Pre-refunded 12/1/00)              6.400%         12/1/10       500       512/A/

   Harford County, Maryland
    (Pre-refunded 3/1/06)                                 5.000%          3/1/12       315       325/A/

   Legg Mason Tax-Free Income Fund

   Maryland Tax-Free Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Howard County, Metropolitan District GO
    Series B Refunding                                    6.000%         8/15/19  $  1,500  $  1,509
    Series 1998 A Refunding                               4.750%         2/15/27     3,385     2,974

   Howard County, Public Improvement GO,
    Series B Refunding                                    0.000%         8/15/07     1,000       716/B/

   Laurel (City of), Public Improvement GO Refunding
    (Pre-refunded 7/1/01) (MBIA insured)                  7.000%          7/1/09       250       259/A/
    (Pre-refunded 7/1/01) (MBIA insured)                  7.000%          7/1/11     1,000     1,039/A/

   Maryland Community Development
    Administration, Multi-Family Insured Mortgage
      Series G                                            7.100%         5/15/23       150       154
      Series B                                            5.800%         5/15/26     1,500     1,459

   Maryland Community Development
    Administration, Single Family
      Second Series AMT                                   6.650%          4/1/04     1,000     1,019
      Sixth Series AMT                                    7.125%          4/1/14       365       369
      Third Series Non-AMT                                7.250%          4/1/27       670       683

   Maryland Health and Higher Educational Facilities
    Authority, Anne Arundel Medical Center Issue,
    Series 1998 (FSA insured)                             5.125%          7/1/28     2,000     1,844

   Maryland Health and Higher Educational Facilities
    Authority, College of Notre Dame (MBIA insured)       5.300%         10/1/18       925       916

   Maryland Health and Higher Educational Facilities
    Authority, College of Notre Dame (MBIA insured)       4.650%         10/1/23     1,400     1,197

   Maryland Health and Higher Educational Facilities
    Authority, Francis Scott Key Medical Center
      Refunding (FGIC insured)                            5.000%          7/1/23     2,000     1,828
      Refunding                                           5.625%          7/1/25       995       953

   Maryland Health and Higher Educational Facilities
    Authority, Greater Baltimore Medical Center
    (Pre-refunded 7/1/01)                                 6.750%          7/1/19     1,000     1,037/A/

   Maryland Health and Higher Educational Facilities
    Authority, Howard County General Hospital             5.500%          7/1/21     2,825     2,815

   Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins Hospital, Series 1990        0.000%          7/1/19     4,000     1,364/B/

   Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins Medicine Refunding
    (MBIA insured)                                        5.000%          7/1/29     2,000     1,811

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Maryland Health and Higher Educational Facilities
    Authority, Johns Hopkins University
      Refunding (MBIA insured)                            6.000%          7/1/08  $  1,000  $  1,084
      Refunding (MBIA insured)                            6.000%          7/1/10       500       546
      Series 1997 Refunding                               5.625%          7/1/17     1,000     1,011

   Maryland Health and Higher Educational Facilities
    Authority, Kennedy Institute
      Series 1991 (Pre-refunded 7/1/01)                   7.400%          7/1/11       630       656/A/
      Series 1991 (Pre-refunded 7/1/01)                   6.750%          7/1/22     1,000     1,017/A/

   Maryland Health and Higher Educational Facilities
    Authority, Kennedy Krieger Issue, Series 1997         5.125%          7/1/22     1,000       758

   Maryland Health and Higher Educational Facilities
    Authority, Loyola College Issue, Series 1999          5.000%         10/1/39     1,000       881

   Maryland Health and Higher Educational Facilities
    Authority, Maryland Institute, College of Art
    Issue (FSA insured)                                   5.000%          6/1/29     2,000     1,808

   Maryland Health and Higher Educational Facilities
    Authority, Medlantic/Helix Issue Revenue Bonds,
    Series 1998 B (AMBAC insured)                         5.250%         8/15/38     2,900     2,596

   Maryland Health and Higher Educational Facilities
    Authority, Union Memorial Hospital
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%          7/1/11       500       518/A/
      Series B (MBIA insured)                             6.750%          7/1/11        35        36
      Series A (MBIA insured)                             6.750%          7/1/11        65        68
      Series B (Pre-refunded 7/1/01) (MBIA insured)       6.750%          7/1/21     1,300     1,348/A/
      Series B (MBIA insured)                             6.750%          7/1/21       210       218
      Series A (MBIA insured)                             6.750%          7/1/21       390       404

   Maryland Health and Higher Educational Facilities
    Authority, University of Maryland Medical System
      Series 1993 Refunding (FGIC insured)                5.375%          7/1/13     2,000     2,014
      Series 2000                                         6.750%          7/1/30     1,250     1,282

   Maryland National Capital Park and Planning
    Commission (Prince George's County), Series L2
    (Pre-refunded 7/1/02)                                 6.000%          7/1/05       500       522/A/

   Maryland Transportation Authority, Series 1985
    Refunding                                             5.750%          7/1/15     5,250     5,296

   Maryland Water Quality Financing Administration,
    Revolving Loan Fund Revenue, Series 1993A
    (Pre-refunded 9/1/03)                                 5.400%          9/1/12     1,500     1,537/A/

   Mayor and City Council of Baltimore, Baltimore
    City Water Projects Refunding (FGIC insured)          5.000%          7/1/24     5,600     5,161

   Legg Mason Tax-Free Income Fund

   Maryland Tax-Free Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Mayor and City Council of Baltimore, Capital
    Appreciation GO
      Series 1993A (Pre-refunded 10/15/05)                0.000%        10/15/11  $  1,060  $    579/A,B/
      Series A Unrefunded Balance (FGIC insured)          0.000%        10/15/11       940       505/B/

   Mayor and City Council of Baltimore, Parking
    Revenue, Series A (Pre-refunded 7/1/02)
    (FGIC insured)                                        6.250%          7/1/21       500       524/A/

   Montgomery County (Potomac Electric Project),
    1994 Series, PCR Refunding                            5.375%         2/15/24     1,000       952

   Montgomery County, Consolidated Public
    Improvement
      GO Series A Refunding                               5.800%          7/1/07     4,000     4,276
      GO Series A Refunding                               0.000%          7/1/10     3,000     1,844/B/

   Montgomery County, Consolidated Public
    Improvement GO, Series A                              5.000%          5/1/18     3,000     2,848

   Montgomery County, HOC Single Family,
    Series A                                              6.800%          7/1/17       810       823

   Montgomery County, Parking Revenue
    (Silver Spring Parking Lot), 1992 Series A
    Refunding (FGIC insured)                              6.250%          6/1/07     2,000     2,088

   Northeast Maryland Waste Disposal Authority,
    Solid Waste Revenue (Montgomery County
    Resource Recovery Project)
      AMT Series 1993A                                    6.000%          7/1/07     1,000     1,057
      AMT Series 1993A                                    6.300%          7/1/16     3,000     3,077

   Port Facilities Revenue (Consolidated Coal
    Sales Co. Project)
      Series A                                            6.500%         10/1/11     5,000     5,258
      Series B                                            6.500%         10/1/11     1,000     1,052

   Prince George's County (Potomac Electric Project),
    1993 Series PCR Refunding                             6.375%         1/15/23     2,250     2,327

   Prince George's County, Consolidated Public
    Improvement
      GO Refunding                                        6.700%          7/1/04       585       605
      GO Refunding                                        6.750%          7/1/11       585       606

   Prince George's County, Solid Waste Management
    System Revenue, Series 1993 Refunding                 5.250%         6/15/13     1,000       970

   State of Maryland, GO                                  5.400%          6/1/07     2,000     2,070

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   State of Maryland, GO, State and Local
    Facilities Loan of 2000, First Series                 5.500%          8/1/10  $  2,000  $  2,113

   State of Maryland, GO, Third Series                    6.700%         7/15/02       500       504

   Talbot County, Bank Qualified, GO
    (Pre-refunded 5/1/01)                                 6.700%          5/1/10       500       516/A/
    (Pre-refunded 5/1/01)                                 6.700%          5/1/11       415       429/A/

   University of Maryland Auxiliary Facilities and
    Tuition Revenue,
      Series B (Pre-refunded 10/1/02)                     6.375%          4/1/09     1,000     1,055/A/
      Series A Refunding                                  5.125%          4/1/17     2,000     1,935

   University System of Maryland Auxiliary Facility
    and Tuition Revenue Bonds, 1999 Series A              4.500%         10/1/19     5,000     4,299

   Washington County, Maryland (Water & Sewer
    Project), GO Refunding (FGIC insured)                 0.000%          1/1/17       385       154/B/

   Washington Suburban Sanitary District                  5.500%          6/1/13     1,000     1,019

   Washington Suburban Sanitary District
    (Pre-refunded 6/1/02)                                 6.100%          6/1/07     1,000     1,045/A/
    First Series (Pre-refunded 6/1/01)                    6.900%          6/1/13       400       414/A/
    Refunding                                             5.250%          6/1/15     1,000       997
    Refunding                                             5.250%          6/1/16     1,000       996
    Refunding                                             5.750%          6/1/17     2,000     2,096
    Refunding                                             6.000%          6/1/18     2,705     2,901
    Refunding                                             6.000%          6/1/19     3,665     3,913

   Worcester County Sanitary District, GO
    (Pre-refunded 5/1/01)                                 6.750%          5/1/15       115       119/A/
                                                                                            --------
   Total Municipal Bonds (Identified Cost -- $132,939)                                       135,217
   ------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C /-- 4.1%

   District of Columbia -- 0.5%
   District of Columbia Revenue
    Multimodal Medlantic Series C                         5.600%         10/2/00       800       800
                                                                                            --------
   Florida -- 2.5%
   Jacksonville, Florida Electric Authority Revenue,
    Subordinated Electric Systems, Series C               5.600%         10/2/00     3,600     3,600
                                                                                            --------
   Pennsylvania -- 0.5%
   Pennsylvania Higher Educational Facilities
    Authority, Revenue Refunding Bond (Carnegie
    Mellon University), Series 1995 C                     5.600%         10/2/00       200       200

   The Hospitals and Higher Education Facilities
    Authority of Philadelphia, Hospital Revenue Bond
    (The Children's Hospital of Philadelphia Project),
    Series 1996 A                                         5.600%         10/2/00       500       500
                                                                                            --------
                                                                                                 700
                                                                                            --------

   Legg Mason Tax-Free Income Fund

   Maryland Tax-Free Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Wisconsin -- 0.6%
   Town of Carlton, Wisconsin, PCR Refunding Bond
    (Wisconsin Power and Light Company Projects),
    Series 1991 B                                         5.600%         10/2/00  $    800  $    800
                                                                                            --------
   Total Variable Rate Demand Obligations
    (Identified Cost -- $5,900)                                                                5,900
   ------------------------------------------------------------------------------------------------------------
   Total Investments -- 98.6% (Identified Cost -- $138,839)                                  141,117
   Other Assets Less Liabilities -- 1.4%                                                       1,957
                                                                                            --------
   Net assets consisting of:
   Accumulated paid-in capital applicable to
    9,216 shares outstanding                                                      $141,640
   Accumulated net realized gain/(loss) on investments                                (844)
   Unrealized appreciation/(depreciation) of investments                             2,278
                                                                                  --------
   Net assets -- 100.0%                                                                     $143,074
                                                                                            ========
   Net asset value and redemption price per share:/D/                                         $15.52
                                                                                              ======
   ------------------------------------------------------------------------------------------------------------

   /A/Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
   /B/Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
   /C/The rate shown is the rate as of September 30, 2000, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.
   /D/Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $15.96.
   A guide to abbreviations follows Sector Diversification.

   See notes to financial statements.

   Statement of Net Assets
   Legg Mason Tax-Free Income Fund
   September 30, 2000 (Unaudited)
   (Amounts in Thousands)

   Pennsylvania Tax-Free Income Trust

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.4%

   Pennsylvania -- 95.4%
   Allegheny County, Airport Revenue
    1992-B AMT (FSA insured)                              6.625%          1/1/22  $  1,000  $  1,033

   Allegheny County, Baldwin-Whitehall School
    District, GO Series 1992-A (Pre-refunded 8/15/02)
    (FGIC insured)                                        6.600%         8/15/10     1,000     1,039/A/

   Allegheny County, Pennsylvania Higher Education,
    Duquesne University Project Refunding
    (AMBAC insured)                                       5.125%          3/1/13     1,000       987

   Allegheny County, West Jefferson Hills School
    District, GO (Pre-refunded 2/1/01)
    (FGIC insured)                                        7.100%          2/1/11     1,000     1,009/A/

   Allegheny County Hospital Development Authority,
    Children's Hospital Refunding (MBIA insured)          6.875%          7/1/14     1,000     1,019

   Allegheny County Hospital Development Authority,
    Health Center Revenue Bonds, Series 1997B
    (MBIA insured)                                        6.000%          7/1/24     1,000     1,039

   Beaver County, Ohio Edison Company
    IDA PCR Refunding (FGIC insured)                      7.000%          6/1/21     1,000     1,033

   Bucks County, Council Rock School District, GO
    (Pre-refunded 3/1/01) (FGIC insured)                  6.750%          3/1/11       250       252/A/

   Central Dauphin School District, Dauphin County,
    Pennsylvania, GO Bonds, Series AA of 1998
    (MBIA insured)                                        4.500%         12/1/18     2,250     1,919

   Commonwealth of Pennsylvania, GO
    First Series                                          6.125%         9/15/03     1,000     1,036
    Second Series (Pre-refunded 11/1/01)                  6.500%         11/1/09     1,000     1,037/A/

   County of Chester, Pennsylvania, GO Bonds,
    Series of 1998                                        5.000%         6/15/15     1,000       955

   County of Delaware, Pennsylvania, GO Bonds,
    Series of 1999                                        5.125%         10/1/16     1,000       959

   Deer Lakes School District, Pennsylvania GO
    (MBIA insured)                                        6.450%         1/15/19     1,750     1,827

   Delaware County Authority, University Revenue,
    Villanova University (Pre-refunded 8/1/01)            6.850%          8/1/11       500       510/A/

   Delaware County
    GO (Pre-refunded 11/15/02)                            6.000%        11/15/22     1,000     1,030/A/
    GO Refunding                                          6.000%        11/15/22       220       222

   Delaware River Port Authority (FGIC insured)           5.500%          1/1/26     1,000       985

   Legg Mason Tax-Free Income Fund



   Pennsylvania Tax-Free Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Erie County, Pennsylvania Sewer Authority,
    Sewer Revenue Bonds, Series 1997 (Pre-refunded
    6/1/07) (AMBAC insured)                               5.625%          6/1/17  $  2,000  $  2,102/A/

   Lower Bucks County Joint Municipal Authority,
    Bucks County, Pennsylvania, Water & Sewer
    Revenue Bonds, Series of 1998 (FSA insured)           5.000%        11/15/17     1,000       930

   Montgomery County, Upper Gwynedd -
    Towamencin Guaranteed Sewer Revenue,
    Series 1991-A (MBIA insured)                          6.750%        10/15/06       250       256

   Montgomery County Higher Education and Health
    Authority, Saint Joseph's University Revenue,
    Series 1992 Refunding (Connie Lee insured)            6.250%        12/15/04       500       526

   Montgomery Township Municipal Sewer Authority,
    Guaranteed Sewer Revenue, Series 1991-A
    (MBIA insured)                                        6.700%         5/15/21       250       250

   Northampton County Higher Education Authority,
    Lehigh University Revenue, Series 1996-B              5.250%        11/15/21     2,500     2,360

   Pennsylvania Convention Center Authority
    Revenue Bonds, 1989 Series A (FGIC insured)           6.000%          9/1/19     1,000     1,055

   Pennsylvania Economic Development Revenue IDA
    Series 1991-A (Pre-refunded 7/1/01)                   7.000%          1/1/11     1,000     1,039/A/
    Series 1994-A Refunding (AMBAC insured)               5.500%          1/1/14     1,525     1,530

   Pennsylvania Higher Education, University of
    Pittsburgh, Series 1997-A (FGIC insured)              5.125%          6/1/22     1,000       924

   Pennsylvania Higher Education Assistance Agency,
    Student Loan Revenue AMT, Series 1991-C
    (AMBAC insured)                                       7.150%          9/1/21     1,000     1,066

   Pennsylvania Higher Educational Facilities Authority,
    Temple University Revenue First Series
    (Pre-refunded 4/1/01) (MBIA insured)                  6.500%          4/1/21       250       258/A/

   Pennsylvania Higher Educational Facilities Authority
    (Commonwealth of Pennsylvania), The Trustees of
    the University of Pennsylvania, Revenue Bonds
      Series 1998                                         4.500%         7/15/16     1,750     1,517
      Series 1998                                         4.625%         7/15/30     2,000     1,626

   Pennsylvania Housing Finance Agency, Rental
    Housing
      Series 1993-C (Fannie Mae insured)                  5.800%          7/1/22     1,000       979
      Series 1992-C (Fannie Mae insured)                  6.500%          7/1/23       750       775

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Pennsylvania Housing Finance Agency, Single
    Family Mortgage
      Series 1991-32 Refunding                            7.150%          4/1/15  $    435  $    448
      Series 1992-33                                      6.900%          4/1/17       230       239

   Pennsylvania Intergovernmental Co-op Authority
    (Pre-refunded 6/15/03) (MBIA insured)                 5.600%         6/15/15     1,000     1,027/A/
    (Pre-refunded 6/15/03) (MBIA insured)                 5.600%         6/15/16     2,000     2,054/A/

   Pennsylvania Intergovernmental Co-op Authority,
    Special Tax Revenue Refunding (FGIC insured)          4.750%         6/15/23     1,550     1,332

   Pennsylvania State University, Series A Refunding      5.100%          3/1/18     1,500     1,404

   Pennsylvania Turnpike Commission, Oil
    Franchise Tax Subordinated Revenue Bonds,
    Series B of 1998 (AMBAC insured)                      4.750%         12/1/27     2,000     1,707

   Pennsylvania Turnpike Commission, Revenue
    Series N                                              5.500%         12/1/17     1,000       987

   Philadelphia Gas Works, Series B (MBIA insured)        7.000%         5/15/20       500       575

   Philadelphia Hospitals and Higher Education
    Facilities Authority, Hospital Revenue Refunding,
    Children's Hospital, Series 1993-A                    5.000%         2/15/21     1,000       850

   Philadelphia Municipal Authority, Justice Lease
    Revenue
      Series 1991-B (Pre-refunded 11/15/01)
       (FGIC insured)                                     7.000%        11/15/04       500       524/A/
      Series 1991-B (Pre-refunded 11/15/01)
       (FGIC insured)                                     7.100%        11/15/05       500       524/A/

   Philadelphia Water and Wastewater Revenue
    Bonds, Series 1995                                    6.250%          8/1/11     2,000     2,204

   Pittsburgh (City of), Pennsylvania, GO
    (AMBAC insured)                                       5.250%          9/1/18     2,000     1,915

   Port Authority of Allegheny County (Pennsylvania),
    Special Revenue Transportation Bonds,
    Series of 1999 (MBIA insured)                         6.375%          3/1/14     1,000     1,086

   Sayre, Pennsylvania Healthcare Revenue Volunteer
    Hospital Authority, Guthrie Healthcare System
    (AMBAC insured)                                       7.200%         12/1/20       500       522

   Schuylkill County, Pennsylvania, Charity Obligated
    Group IDA, Series A                                   5.000%         11/1/28       500       428

   Somerset County General Authority,
    Commonwealth Lease Revenue (Pre-refunded
    10/15/01) (FGIC insured)                              7.000%        10/15/13       500       513/A/

   Legg Mason Tax-Free Income Fund



   Pennsylvania Tax-Free Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Swarthmore Borough Authority, Swarthmore
    College Refunding Revenue
     Series 1992 (Pre-refunded 9/15/02)                   6.000%         9/15/12  $    180  $    189/A/
     Unrefunded Balance                                   6.000%         9/15/12       820       853
     Series 1992 (Pre-refunded 9/15/02)                   6.000%         9/15/20       370       387/A/
     Unrefunded Balance                                   6.000%         9/15/20     1,630     1,657

   University of Pittsburgh
     1997-B Refunding (MBIA insured)                      5.000%          6/1/21     2,000     1,820
     Series 1992-A (MBIA insured)                         6.125%          6/1/21       350       356
     Series 1992-A (Pre-refunded 6/1/02)
     (MBIA insured)                                       6.125%          6/1/21       650       679/A/

   Upper St. Clair Township School District,
    Allegheny County, Pennsylvania GO Bonds,
    Series of 1997                                        5.200%         7/15/27     1,150     1,063

   Washington County Hospital Authority, Hospital
    Refunding Revenue, Shadyside Hospital
    Project, Series 1992 (Pre-refunded 12/15/02)
    (AMBAC insured)                                       6.000%        12/15/18     1,000     1,050/A/

   Westmoreland County
    GO (AMBAC insured)                                    0.000%          8/1/13     2,000     1,008/B/
    GO (AMBAC insured)                                    0.000%          8/1/14     2,475     1,166/B/
                                                                                            --------
   Total Municipal Bonds (Identified Cost -- $62,394)                                         63,651
   ------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 3.3%

   Pennsylvania -- 3.3%
   Pennsylvania Higher Educational Facilities Authority
    Revenue Refunding (Carnegie Mellon University),
    Series 1995 A                                         5.600%         10/2/00       200       200

   Pennsylvania Higher Educational Facilities Authority,
    Carnegie Mellon University, Series 1995 D             5.600%         10/2/00     1,400     1,400

   The Hospitals and Higher Education Facilities
    Authority of Philadelphia, Hospital Revenue Bond
    (The Children's Hospital of Philadelphia Project),
    Series 1992 B                                         5.600%         10/2/00       600       600
                                                                                            --------
   Total Variable Rate Demand Obligations
     (Identified Cost -- $2,200)                                                               2,200
   ------------------------------------------------------------------------------------------------------------
   Total Investments -- 98.7% (Identified Cost -- $64,594)                                    65,851
   Other Assets Less Liabilities -- 1.3%                                                         849
                                                                                            --------
   Net assets -- 100.0%                                                                     $ 66,700
                                                                                            ========

   ------------------------------------------------------------------------------------------------------------
   Net assets consisting of:
   Accumulated paid-in capital applicable to:
    4,256 Primary Class shares outstanding                                                  $ 66,373
        4 Navigator Class shares outstanding                                                      72
   Accumulated net realized gain/(loss) on investments                                        (1,002)
   Unrealized appreciation/(depreciation) of investments                                       1,257
                                                                                            --------
   Net assets -- 100.0%                                                                     $ 66,700
                                                                                            ========
   Net asset value and redemption price per share:/D/
    Primary Class                                                                             $15.66
                                                                                              ======
    Navigator Class                                                                           $15.65
                                                                                              ======
   ------------------------------------------------------------------------------------------------------------

   /A/Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
   /B/Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
   /C/The rate shown is the rate as of September 30, 2000, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.
   /D/Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.10.
   A guide to abbreviations follows Sector Diversification.

   See notes to financial statements.

   Statement of Net Assets
   Legg Mason Tax-Free Income Fund
   September 30, 2000 (Unaudited)
   (Amounts in Thousands)

   Tax-Free Intermediate-Term Income Trust

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 97.5%

   Arizona -- 3.9%
   Salt River Project Agricultural Improvement
    and Power District, Electric System Refunding
    Revenue, 1993 Series A                                5.300%          1/1/03  $  1,000  $  1,017

   Scottsdale Street and Highway User Revenue
    Refunding, Series 1993                                5.000%          7/1/02     1,000     1,009
                                                                                            --------
                                                                                               2,026
                                                                                            --------
   Connecticut -- 2.0%
   State of Connecticut Special Tax Obligation,
    Transportation Infrastructure, 1990 Series A
    (Pre-refunded 6/1/01)                                 7.100%          6/1/04     1,000     1,028/A/
                                                                                            --------

   Florida -- 6.1%
   Northwest Florida Water Management District,
    Land Acquisition Revenue Refunding,
    Series 1992 (FGIC insured)                            5.500%          4/1/02     1,000     1,015

   Seminole County, Florida Water & Sewer Revenue
    Refunding (MBIA insured)                              6.000%         10/1/12     1,000     1,088

   State Board of Education Capital Outlay,
    Series 1996 A                                         5.600%          1/1/08     1,000     1,039
                                                                                            --------
                                                                                               3,142
                                                                                            --------

   Georgia -- 2.1%
   State of Georgia GO Bonds, Series 1997 C               6.250%          8/1/10     1,000     1,112
                                                                                            --------

   Illinois -- 2.4%
   State of Illinois Sales Tax Revenue, Series O          5.900%         6/15/01     1,220     1,233
                                                                                            --------

   Kentucky -- 2.0%
   Turnpike Authority of Kentucky, Economic
    Development Road Revenue Refunding
    (Revitalization Projects), Series 1993
    (AMBAC insured)                                       5.300%          7/1/04     1,000     1,024
                                                                                            --------

   Louisiana -- 4.0%
   City of New Orleans, Audubon Park Commission
    Aquarium Refunding, Series 1993
    (FGIC insured)                                        6.000%         10/1/08     1,000     1,049

   City of New Orleans, Louisiana GO
    Refunding Bonds, Series 1998 (FGIC insured)           5.500%         12/1/10     1,000     1,039
                                                                                            --------
                                                                                               2,088
                                                                                            --------

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Maine -- 2.0%
   Maine Municipal Bond Bank GO Refunding,
    1993 Series A                                         5.200%         11/1/05  $  1,000  $  1,022
                                                                                            --------
   Maryland -- 11.0%
   Maryland Health and Higher Educational Facilities
    Authority Refunding Revenue
      Kennedy Kreiger Issue                               5.200%          7/1/09       400       376
      Kennedy Kreiger Issue                               5.250%          7/1/10       400       372

   Maryland Health and Higher Educational Facilities
    Authority, University of Maryland Medical
    System, Series 2000                                   6.125%          7/1/07       250       254

   Maryland Transportation Authority, Transportation
    Facilities Projects Refunding Revenue, Series 1992    5.700%          7/1/05     1,000     1,046

   Mayor and City Council of Baltimore GO,
    Consolidated Public Improvement Refunding,
    1995 Series A (FGIC insured)                          0.000%        10/15/06       750       551/B/

   Northeast Maryland Waste Disposal Authority
    Solid Waste Revenue (Montgomery County
    Resource Recovery Project), AMT Series 1993 A         5.600%          7/1/02     1,000     1,016

   State of Maryland GO, State and Local Facilities
    Loan of 2000, First Series                            5.500%          8/1/10     2,000     2,113
                                                                                            --------
                                                                                               5,728
                                                                                            --------
   Massachusetts -- 2.1%
   Massachusetts State GO, Series A Refunding
    (AMBAC insured)                                       5.750%          8/1/10     1,000     1,067
                                                                                            --------

   Michigan -- 4.2%
   Williamston Michigan Community School GO
    (MBIA insured)                                        6.250%          5/1/09     2,000     2,184
                                                                                            --------

   Nebraska -- 2.0%
   Nebraska Public Power District                         5.700%          1/1/04     1,000     1,032
                                                                                            --------

   Nevada -- 1.0%
   State of Nevada GO LT (Nevada Municipal Bond
    Bank Refunding Project No. 4) Series 1989 B           6.700%          2/1/01       500       503
                                                                                            --------

   Legg Mason Tax-Free Income Fund



   Tax-Free Intermediate-Term Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   New Hampshire -- 1.9%
   New Hampshire Municipal Bond Bank GO
    Refunding, 1991 Series H                              5.700%         2/15/01  $  1,000  $  1,005
                                                                                            --------
   Pennsylvania -- 3.8%
   City of Philadelphia, Pennsylvania Water and
    Wastewater Revenue Bonds, Series 1993
    (AMBAC insured)                                       5.625%         6/15/08     1,000     1,048
   The Pennsylvania State University Bonds,
    Series A                                              5.000%         8/15/16     1,000       941
                                                                                            --------
                                                                                               1,989
                                                                                            --------
   Rhode Island -- 3.3%
   Rhode Island Health and Educational Building
    Corporation, Higher Education Facilities
    Revenue Bonds, Brown University Issue,
    Series 1998                                           5.000%          9/1/16     1,805     1,703
                                                                                            --------

   South Carolina -- 4.0%
   Berkeley County Water and Sewer Revenue
    Refunding and Improvement (MBIA insured)              6.500%          6/1/06     1,000     1,033

   South Carolina Public Service Authority Revenue,
    Series B Refunding                                    6.700%          7/1/02     1,000     1,035
                                                                                            --------
                                                                                               2,068
                                                                                            --------

   Tennessee -- 1.9%
   State of Tennessee GO, 1994 Series A Refunding         5.250%          3/1/02     1,000     1,010
                                                                                            --------

   Texas -- 17.2%
   City of Austin Combined Utility Systems
    Revenue Refunding, Series 1992 A
    (MBIA insured)                                        6.000%        11/15/04     1,000     1,045

   City of Houston, GO Revenue Refunding,
    Series C                                              5.625%          4/1/10     1,000     1,025

   City of Houston Water and Sewer System Junior
    Lien Revenue Refunding, Series 1992 C
    (MBIA insured)                                        5.400%         12/1/01     1,000     1,011

   Harris County, Texas Permanent Improvement
    Refunding, Series 1996                                0.000%         10/1/17     1,000       380/B/

   Manor, Texas Independent School District
    Refunding                                             5.000%          8/1/17     1,000       933

   State of Texas Water Development Bonds,
    Series 1997E and Series 1997F                         5.000%          8/1/20     1,000       916

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
   Texas -- Continued
   Tarrant County, Texas Health Facilities Development
    Corporation, Harris Methodist Health System
    Revenue Bonds
      Series 1987A (FGIC insured)                         5.000%          9/1/15  $    250  $    240
      Series 1997B (FGIC insured)                         5.000%          9/1/15       395       379

   Texas Public Finance Authority, GO Refunding
    Series B                                              5.125%         10/1/15     1,000       963

   Texas Public Finance Authority, GO Refunding
    (Superconducting Super Collider Project),
    Series 1992 C (FGIC insured)                          0.000%          4/1/02     1,000       932/B/

   United Independent School District
    (Webb County, Texas) Unlimited Tax School
    Building Bonds, Series 1995 (PSF guaranteed)          7.100%         8/15/06     1,000     1,119
                                                                                            --------
                                                                                               8,943
                                                                                            --------

   Virginia -- 14.0%
   Commonwealth of Virginia Transportation Board,
    Transportation Contract Revenue Refunding,
    Series 1992 (Route 28 Project)                        6.000%          4/1/06     1,000     1,037

   Fairfax County Public Improvement, Series 1992 C
    Refunding                                             5.500%         10/1/03     2,000     2,017

   Henrico County GO Public Improvement Refunding,
    Series 1993                                           5.250%         1/15/09     1,100     1,120

   Metro Washington DC Airport Authority Revenue
    Refunding, Series A (FGIC insured) AMT                5.250%         10/1/12     1,000       996

   Virginia Resources Authority, Clean Water State
    Revolving Fund Revenue Bonds, Series 1999             5.750%         10/1/13     1,000     1,049

   Virginia State Public Building Authority, Revenue
    Refunding, Series 1992 B                              5.625%          8/1/02     1,000     1,020
                                                                                            --------
                                                                                               7,239
                                                                                            --------

   Washington -- 6.6%
   King County, Washington Sewer Revenue
    Second Series (FGIC Insured)                          6.000%          1/1/10     1,115     1,198

   State of Washington, Various Purpose GO Bonds,
    Series 2000B                                          6.000%          1/1/11     1,000     1,073

   Washington State Motor Vehicle Fuel Tax Revenue,
    Series D                                              6.500%          1/1/07     1,045     1,142
                                                                                            --------
                                                                                               3,413
                                                                                            --------
   Total Municipal Bonds (Identified Cost -- $49,724)                                         50,559
   ------------------------------------------------------------------------------------------------------------

   Legg Mason Tax-Free Income Fund



   Tax-Free Intermediate-Term Income Trust -- Continued

                                                          Rate       Maturity Date    Par     Value
   ------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 1.2%
   District of Columbia -- 0.8%
   District of Columbia Multimodal Revenue Bonds,
    Medlantic/Helix Issue, Series 1998A                   5.600%         10/2/00  $    400  $    400
                                                                                            --------
   Texas -- 0.4%
   Texas State Water Development Authority,
    Series A                                              5.600%         10/2/00       200       200
                                                                                            --------
   Total Variable Rate Demand Obligations (Identified Cost -- $600)                              600
   ------------------------------------------------------------------------------------------------------------
   Total Investments -- 98.7% (Identified Cost -- $50,324)                                    51,159
   Other Assets Less Liabilities -- 1.3%                                                         666

   Net assets consisting of:
   Accumulated paid-in capital applicable to
    3,410 shares outstanding                                                      $ 51,701
   Accumulated net realized gain/(loss) on investments                                (711)
   Unrealized appreciation/(depreciation) of investments                               835
                                                                                  --------
   Net assets -- 100.0%                                                                     $ 51,825
                                                                                            ========
   Net asset value and redemption price per share:/D/                                         $15.20
                                                                                              ======
   ------------------------------------------------------------------------------------------------------------

   /A/Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
   /B/Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
   /C/The rate shown is the rate as of September 30, 2000, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.
   /D/Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $15.51.
   A guide to abbreviations follows Sector Diversification.

   See notes to financial statements.

   Sector Diversification
   Legg Mason Tax-Free Income Fund
   September 30, 2000 (Unaudited)
   (Amounts in Thousands)

                                                 Maryland               Pennsylvania               Tax-Free
                                                 Tax-Free                 Tax-Free             Intermediate-Term
                                               Income Trust              Income Trust             Income Trust
                                           -------------------       -------------------      -------------------
                                              % of      Market          % of      Market         % of      Market
                                           Net Assets   Value        Net Assets   Value       Net Assets   Value
   --------------------------------------------------------------------------------------------------------------
   Education Revenue                           10.8   $ 15,411           21.0   $14,030            5.1   $ 2,644
   Escrowed                                     2.0      2,816            8.4     5,631            1.2       619
   General Obligation--Local                   16.2     23,144            6.1     4,050           18.7     9,710
   General Obligation--School                    --         --            4.5     2,982            8.2     4,236
   General Obligation--State                    3.3      4,687            1.5     1,036           21.9    11,368
   Health Care and Hospital Revenue            10.4     14,921            5.8     3,858            1.9     1,001
   Housing Revenue                              6.6      9,430            3.7     2,441             --        --
   Lease Revenue                                 --         --             --        --            2.0     1,021
   Other                                         --         --            5.9     3,929            2.4     1,233
   Parking Revenue                              1.4      2,088             --        --             --        --
   Port Facilities Revenue                      4.4      6,311             --        --             --        --
   Pre-Refunded Bonds                          13.0     18,689           22.8    15,223            2.0     1,028
   Small Business Administration
     Revenue                                     --         --             --        --             --        --
   Solid Waste Revenue                          3.6      5,104             --        --            1.9     1,016
   Student Loan Revenue                          --         --             --        --             --        --
   Transportation Revenue                       3.7      5,296            8.7     5,798            9.9     5,113
   Utility                                      5.5      7,817            1.5     1,033            8.0     4,128
   Water and Sewer Revenue                     13.6     19,503            5.5     3,640           14.3     7,442
   Short-Term Investments                       4.1      5,900            3.3     2,200            1.2       600
   Other Assets Less Liabilities                1.4      1,957            1.3       849            1.3       666
                                              -----   --------          -----   -------          -----   -------
                                              100.0   $143,074          100.0   $66,700          100.0   $51,825
                                              =====   ========          =====   =======          =====   =======

               ------------------------------------------------


   Guide to Investment Abbreviations
   Legg Mason Tax-Free Income Fund


   AMBAC       AMBAC Indemnity Corporation
   AMT         Alternative Minimum Tax
   Connie Lee  Connie Lee Insurance Company
   FGIC        Financial Guaranty Insurance Company
   FSA         Financial Security Assurance
   GO          General Obligation
   HOC         Housing Opportunities Commission
   IDA         Industrial Development Authority
   LT          Limited Tax
   MBIA        Municipal Bond Insurance Association
   PCR         Pollution Control Revenue
   PSF         Permanent School Fund

   Statements of Operations
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands) (Unaudited)

                                                                          Six Months Ended 9/30/00
                                                           ----------------------------------------------------
                                                             Maryland      Pennsylvania            Tax-Free
                                                             Tax-Free        Tax-Free         Intermediate-Term
                                                           Income Trust    Income Trust          Income Trust
   ------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                   $4,073          $1,943                $1,405
                                                              ------          ------                ------
Expenses:
   Investment advisory fee                                       391             185                   148
   Distribution and service
    fees                                                         178              84                    67
   Transfer agent and
    shareholder servicing
    expense                                                       22              10                     9
   Audit and legal fees                                           26              16                    16
   Custodian fee                                                  40              41                    32
   Registration fees                                               5               1                     9
   Reports to shareholders                                        15               8                     5
   Trustees' fees                                                  4               4                     4
   Other expenses                                                  2            N.M.                     1
                                                              ------          ------                ------
                                                                 683             349                   291
     Less:  Fees waived                                         (185)           (134)                 (102)
         Compensating
          balance credits                                       N.M.            N.M.                    (1)
                                                              ------          ------                ------
     Total expenses, net of
      waivers and
      compensating
     balance credits                                             498             215                   188
                                                              ------          ------                ------
   Net Investment Income                                       3,575           1,728                 1,217
                                                              ------          ------                ------
Net Realized and Unrealized Gain/(Loss) on Investments:
   Realized gain/(loss) on investments                            94            (214)                 (116)
   Change in unrealized appreciation/(depreciation) of
    investments                                                  870             558                   476
                                                              ------          ------                ------
   Net Realized and Unrealized Gain/(Loss) on Investments        964             344                   360
   ------------------------------------------------------------------------------------------------------------
   Change in Net Assets Resulting From Operations             $4,539          $2,072                $1,577
   ------------------------------------------------------------------------------------------------------------

   N.M. -- Not meaningful.

   See notes to financial statements.

   Statements of Changes in Net Assets
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands)

                                         Maryland                  Pennsylvania                 Tax-Free
                                         Tax-Free                    Tax-Free               Intermediate-Term
                                       Income Trust                Income Trust               Income Trust
                                  -------------------------------------------------------------------------------
                                  Six Months    Year        Six Months       Year        Six Months     Year
                                     Ended      Ended          Ended         Ended          Ended       Ended
                                    9/30/00    3/31/00        9/30/00       3/31/00        9/30/00     3/31/00
   --------------------------------------------------------------------------------------------------------------
                                  (Unaudited)               (Unaudited)                  (Unaudited)
Change in Net Assets:
   Net investment income          $  3,575    $  7,649       $ 1,728         $ 3,675       $ 1,217      $ 2,675
   Net realized gain/(loss)
    on investments                      94        (938)         (214)           (788)         (116)        (554)
   Change in unrealized appreciation/
    (depreciation) of investments      870      (8,593)          558          (3,707)          476       (1,924)
   --------------------------------------------------------------------------------------------------------------
   Change in net assets
    resulting from operations        4,539      (1,882)        2,072            (820)        1,577          197
   Distributions to shareholders:
     From net investment income:
      Primary Class                 (3,575)     (7,649)       (1,726)         (3,670)       (1,217)      (2,675)
      Navigator Class                  N/A         N/A            (2)             (5)          N/A          N/A
     From net realized gain on
      investments:
      Primary Class                     --        (587)           --             (79)           --           --
      Navigator Class                  N/A         N/A            --            N.M.           N/A          N/A
   Change in net assets from Fund share
    transactions:
      Primary Class                    157     (14,387)       (2,905)         (1,331)       (4,176)      (5,383)
      Navigator Class                  N/A         N/A            --            (204)          N/A          N/A
   --------------------------------------------------------------------------------------------------------------
   Change in net assets              1,121     (24,505)       (2,561)         (6,109)       (3,816)      (7,861)

Net Assets:
   Beginning of period             141,953     166,458        69,261          75,370        55,641       63,502
   --------------------------------------------------------------------------------------------------------------
   End of period                  $143,074    $141,953       $66,700         $69,261       $51,825      $55,641
   --------------------------------------------------------------------------------------------------------------

   N/A -- Not applicable.

   N.M. -- Not meaningful.

   See notes to financial statements.

   Financial Highlights
   Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                Investment Operations                        Distributions
                                       --------------------------------------   ----------------------------------------
                                                                                                From
                             Net Asset     Net       Net Realized    Total         From          Net                       Net Asset
                              Value,   Investment   and Unrealized    From         Net        Realized                       Value,
                            Beginning    Income/     Gain/(Loss)   Investment   Investment     Gain on         Total         End of
                            of Period    (Loss)     Investments    Operations     Income     Investments   Distributions     Period
   --------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 2000*         $15.42      $.39/D/        $ .10       $ .49        $(.39)        $  --         $ (.39)         $15.52
   Years Ended Mar. 31,
     2000                     16.39       .77/D/         (.91)       (.14)        (.77)         (.06)          (.83)          15.42
     1999                     16.39       .78/D/          .05         .83         (.78)         (.05)          (.83)          16.39
     1998                     15.91       .81/D/          .59        1.40         (.81)         (.11)          (.92)          16.39
     1997                     16.07       .83/D/         (.09)        .74         (.83)         (.07)          (.90)          15.91
     1996                     15.87       .86/D/          .25        1.11         (.86)         (.05)          (.91)          16.07

Pennsylvania Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 2000*         $15.57      $.40/E/        $ .09       $ .49        $(.40)        $  --         $ (.40)         $15.66
   Years Ended Mar. 31,
     2000                     16.53       .79/E/         (.94)       (.15)        (.79)         (.02)          (.81)          15.57
     1999                     16.48       .80/E/          .10         .90         (.80)         (.05)          (.85)          16.53
     1998                     15.80       .81/E/          .71        1.52         (.81)         (.03)          (.84)          16.48
     1997                     16.10       .83/E/         (.11)        .72         (.83)         (.19)         (1.02)          15.80
     1996                     16.02       .89/E/          .15        1.04         (.89)         (.07)          (.96)          16.10

Tax-Free Intermediate-Term Income Trust
   Six Months Ended
     Sept. 30, 2000*         $15.09      $.35/F/        $ .11       $ .46        $(.35)        $  --         $ (.35)         $15.20
   Years Ended Mar. 31,
     2000                     15.68       .67/F/         (.59)        .08         (.67)           --           (.67)          15.09
     1999                     15.61       .67/F/          .08         .75         (.67)         (.01)          (.68)          15.68
     1998                     15.22       .67/F/          .39        1.06         (.67)           --           (.67)          15.61
     1997                     15.34       .68/F/         (.12)        .56         (.68)           --           (.68)          15.22
     1996                     15.06       .68/F/          .28         .96         (.68)           --           (.68)          15.34
                                                                            Ratios/Supplemental Data
                                              -----------------------------------------------------------------------------------
                                                                                                Net
                                                              Total            Net          Investment               Net Assets,
                                                             Expenses        Expenses         Income     Portfolio     End of
                                                Total       to Average      to Average      to Average   Turnover      Period
                                              Return/A/   Net Assets/B/    Net Assets/C/    Net Assets     Rate    (in thousands)
   --------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 2000*                          3.21%/G/      .70%/D,H/        .70%/D,H/       5.03%/D,H/   9.0%/H/    $143,074
   Years Ended Mar. 31,
     2000                                     (.79)%        .70%/D/          .70%/D/         4.94%/D/    23.0%        141,953
     1999                                     5.16%         .70%/D/          .70%/D/         4.71%/D/    12.9%        166,458
     1998                                     8.97%         .70%/D/          .70%/D/         4.97%/D/    18.9%        154,468
     1997                                     4.73%         .67%/D/          .66%/D/         5.18%/D/     6.0%        145,974
     1996                                     7.11%         .59%/D/          .58%/D/         5.29%/D/    14.1%        146,645

Pennsylvania Tax-Free Income Trust
   Six Months Ended
     Sept. 30, 2000*                          3.20%/G/      .64%/E,H/        .64%/E,H/       5.15%/E,H/  13.1%/H/    $ 66,633
   Years Ended Mar. 31,
     2000                                     (.84)%        .66%/E/          .66%/E/         5.03%/E/    28.6%         69,195
     1999                                     5.54%         .70%/E/          .70%/E/         4.82%/E/    10.6%         75,093
     1998                                     9.80%         .71%/E/          .70%/E/         5.00%/E/    14.1%         68,048
     1997                                     4.61%         .67%/E/          .66%/E/         5.20%/E/    13.6%         64,875
     1996                                     6.52%         .54%/E/          .53%/E/         5.42%/E/    17.2%         65,275

Tax-Free Intermediate-Term Income Trust
   Six Months Ended
     Sept. 30, 2000*                          3.04%/G/      .70%/F,H/        .70%/F,H/       4.54%/F,H/  14.1%/H/    $ 51,825
   Years Ended Mar. 31,
     2000                                      .58%         .70%/F/          .70%/F/         4.40%/F/    35.6%         55,641
     1999                                     4.82%         .70%/F/          .70%/F/         4.24%/F/    17.9%         63,502
     1998                                     7.12%         .71%/F/          .70%/F/         4.34%/F/     9.0%         59,255
     1997                                     3.71%         .67%/F/          .66%/F/         4.43%/F/     8.9%         54,736
     1996                                     6.47%         .57%/F/          .56%/F/         4.41%/F/      --          60,042
   --------------------------------------------------------------------------------------------------------------------------------

   /A/Excluding sales charge. Sales charges are being waived for the period
      November 3, 1997 through July 31, 2001.
   /B/Pursuant to Securities and Exchange Commission regulations, effective
      December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.
   /C/This ratio reflects total expenses reduced by the impact of compensating balance credits and the voluntary expense waivers described below.
   /D/Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.55% until July 31, 1995; 0.60% until September 30, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2001.
      If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 2000, 0.96%; and for the years ended March 31, 2000, 0.96%; 1999, 0.94%; 1998, 0.93%; 1997, 0.96%;
      and 1996, 0.95%.
   /E/Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.50% until July 31, 1995; 0.55% until September 30, 1996; 0.65% until December 31, 1996; and 0.70% through July 31, 2001.
      If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 2000, 1.04%; and for the years ended March 31, 2000, 1.02%; 1999, 1.00%; 1998, 1.00%; 1997, 1.04%;
      and 1996, 1.02%.
   /F/Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 2001. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 2000, 1.08%; and for the years ended March 31, 2000, 1.02%; 1999, 1.03%; 1998, 1.06%; 1997, 1.11%; and 1996, 1.10%.
   /G/Not annualized.
   /H/Annualized.
     *Unaudited.

   See notes to financial statements.

   Notes to Financial Statements
   Legg Mason Tax-Free Income Fund
   (Amounts in Thousands)  (Unaudited)

   ----------------------------------------------------------------------------

1. Significant Accounting Policies:

      The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

      Each Fund consists of two classes of shares: Primary Class, offered since May 1, 1991, for Maryland Tax-Free; since August 1, 1991, for Pennsylvania Tax-Free; and since November 9, 1992, for Tax-Free Intermediate; and Navigator Class, offered to certain institutional investors since March 10, 1998, for Pennsylvania Tax-Free. The Navigator Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. Information about the Navigator Class is contained in a separate report to its shareholders. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Security Valuation

      Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

      Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2000, accrued dividends payable were as follows: Maryland Tax-Free, $256; Pennsylvania Tax-Free, $124; and Tax-Free Intermediate, $86.

   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   ----------------------------------------------------------------------------

   At September 30, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                              Receivable for        Payable for
                              Securities Sold   Securities Purchased
   -----------------------------------------------------------------
   Maryland Tax-Free               $ --                 $ --
   Pennsylvania Tax-Free             20                    5
   Tax-Free Intermediate             --                   --

   Federal Income Taxes

      No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Other

      Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:

      For the six months ended September 30, 2000, investment transactions (excluding short-term investments) were as follows:


                               Purchases         Proceeds From Sales
   -----------------------------------------------------------------
   Maryland Tax-Free             $6,121                $9,581
   Pennsylvania Tax-Free          4,162                 6,728
   Tax-Free Intermediate          3,622                 6,302

      At September 30, 2000, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                             Net Appreciation/
                            Cost  Appreciation  Depreciation   (Depreciation)
   ---------------------------------------------------------------------------
   Maryland Tax-Free      $138,839   $4,724       $(2,446)          $2,278
   Pennsylvania Tax-Free    64,594    1,888          (631)           1,257
   Tax-Free Intermediate    50,324      921           (86)             835

   -----------------------------------------------------------------------------

3. Transactions With Affiliates:

      Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

      LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for each Fund:

                                                                                            Six Months
                                                                                               Ended                  At
                                                                                        September 30, 2000   September 30, 2000
                                                                                        ------------------   ------------------
                                Advisory      Expense       Expense Limitation                Advisory             Advisory
   Fund                            Fee      Limitation       Expiration Date                Fees Waived          Fees Payable
   ----------------------------------------------------------------------------------------------------------------------------
   Maryland Tax-Free              0.55%         0.70%   July 31, 2001, or until                 $185                  $34
                                                           net assets reach
                                                             $200 million

   Pennsylvania Tax-Free          0.55%         0.70%   July 31, 2001, or until                  134                    8
                                                           net assets reach
                                                             $125 million

   Tax-Free Intermediate          0.55%         0.70%   July 31, 2001, or until                  102                    7
                                                           net assets reach
                                                             $100 million

      Legg Mason Trust, fsb ("Adviser") serves as investment adviser to each Fund. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly at an annual rate of 0.50% of each Fund's average daily net assets.

      Prior to August 1, 2000, Legg Mason Capital Management, Inc. served as investment adviser to the Funds, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal years ended March 31, 1996 through 2000, and for the four months ended August 1, 2000, the Funds paid the adviser fees as shown in the table above, net of any waivers.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                        At September 30, 2000
                                                      ------------------------
                             Distribution    Service  Distribution and Service
   Fund                          Fee           Fee         Fees Payable
   ---------------------------------------------------------------------------
   Maryland Tax-Free            0.125%        0.125%            $29
   Pennsylvania Tax-Free        0.125%        0.125%             14
   Tax-Free Intermediate        0.125%        0.125%             11

   -----------------------------------------------------------------------------

      Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties.

      For this assistance, the transfer agent paid Legg Mason the following amounts for the six months ended September 30, 2000: Maryland Tax-Free, $6; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $2.

      LMFA, the Adviser and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

      The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended

      September 30, 2000, the Funds had no borrowings under the Credit
   Agreement.

5. Fund Share Transactions:

      At September 30, 2000, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                  Reinvestment
                                                  Sold          of Distributions     Repurchased           Net Change
                                            ---------------     ----------------  ----------------      ------------------
                                            Shares   Amount     Shares   Amount   Shares    Amount      Shares    Amount
   -----------------------------------------------------------------------------------------------------------------------
   Maryland Tax-Free
   -- Primary Class
      Six Months Ended Sept. 30, 2000         459   $ 7,075       173   $2,664     (622)   $ (9,582)       10    $    157
      Year Ended March 31, 2000             1,161    18,376       398    6,220   (2,507)    (38,983)     (948)    (14,387)

   Pennsylvania Tax-Free
   -- Primary Class
      Six Months Ended Sept. 30, 2000         153   $ 2,384        79   $1,238     (420)   $ (6,527)     (188)   $ (2,905)
      Year Ended March 31, 2000               758    12,022       174    2,731   (1,030)    (16,084)      (98)     (1,331)

   -- Navigator Class
      Six Months Ended Sept. 30, 2000          --   $    --        --   $   --       --    $     --        --    $     --
      Year Ended March 31, 2000                --        --        --       --      (13)       (204)      (13)       (204)

   Tax-Free Intermediate
   -- Primary Class
      Six Months Ended Sept. 30, 2000         143   $ 2,158        60   $  910     (481)   $ (7,244)     (278)   $ (4,176)
      Year Ended March 31, 2000               790    12,095       131    1,996   (1,282)    (19,474)     (361)     (5,383)
   -----------------------------------------------------------------------------------------------------------------------

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                          Specialty Funds:
Value Trust, Inc.                      Balanced Trust
Special Investment Trust, Inc.         Financial Services Fund
Total Return Trust, Inc.               Opportunity Trust
American Leading Companies
 Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
 Value Trust


Global Funds:                          Taxable Bond Funds:
Global Income Trust                    U.S. Government Intermediate-Term
Europe Fund                             Portfolio
International Equity Trust             Investment Grade Income Portfolio
Emerging Markets Trust                 High Yield Portfolio


Tax-Free Bond Funds:                   Money Market Funds:
Tax-Free Intermediate-Term             U.S. Government Money Market
Income Trust                            Portfolio
Maryland Tax-Free Income Trust         Cash Reserve Trust
Pennsylvania Tax-Free Income Trust     Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.





                                                            [LEGG
                                                            MASON
                                                            FUNDS
                                                            LOGO]
                                                   The Art of Investing/SM/